JPMorgan High Yield Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 86.7%
Aerospace & Defense — 1.1%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	538	539
7.88%, 4/15/2027 (a)	11,996	11,860
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	5,876	5,311
4.13%, 4/15/2029 (a)	8,074	7,145
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	4,536	4,479
9.38%, 11/30/2029 (a)	4,254	4,531
TransDigm, Inc. 6.25%, 3/15/2026 (a)	9,747	9,680
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	2,821	2,858
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a)	3,987	179
9.00%, 11/15/2026 (a)	17,835	1,605
13.13%, 11/15/2027 (a)	4,215	253
		48,440
Automobile Components — 4.4%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	10,682	10,112
7.00%, 4/15/2028 (a)	6,076	6,140
8.25%, 4/15/2031 (a)	6,723	6,717
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	17,039	16,431
3.75%, 1/30/2031 (a)	610	515
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,743	2,633
6.50%, 4/1/2027	10,133	9,453
6.88%, 7/1/2028	7,163	6,407
5.00%, 10/1/2029	6,255	5,085
Clarios Global LP
6.75%, 5/15/2025 (a)	17,373	17,409
6.25%, 5/15/2026 (a)	74	73
8.50%, 5/15/2027 (a)	12,745	12,778
6.75%, 5/15/2028 (a)	5,061	5,061
Cooper-Standard Automotive, Inc.
4.50% (PIK), 3/31/2027 (a) (b)	52,167	51,618
10.63% (PIK), 5/15/2027 (a) (b)	30,427	16,067
Dana, Inc.
5.38%, 11/15/2027	10,210	9,563
5.63%, 6/15/2028	3,588	3,285
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	10,268	7,708
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,816	2,536
5.25%, 4/30/2031	3,059	2,688
5.25%, 7/15/2031	4,375	3,806
		196,085

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	10,326	9,678
Banks — 0.8%
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (c) (d) (e)	12,177	11,873
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (c) (d) (e) (f)	6,252	6,049
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (c) (d) (e) (f)	5,787	5,435
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (c) (d) (e)	2,725	2,559
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (c) (d) (e)	9,565	9,254
		35,170
Beverages — 0.2%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	9,903	8,261
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	7,800	4,287
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	7,155	6,053
		10,340
Broadline Retail — 0.6%
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	172	149
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	17,505	15,752
Nordstrom, Inc. 4.38%, 4/1/2030	221	176
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	15,180	8,732
		24,809
Building Products — 2.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	8,254	7,091
6.38%, 6/15/2032 (a)	5,722	5,630
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	16,150	16,021
Griffon Corp. 5.75%, 3/1/2028	14,980	13,811
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	3,605	3,632
4.88%, 12/15/2027 (a)	16,106	14,026
Knife River Holding Co. 7.75%, 5/1/2031 (a)	1,775	1,785
Masonite International Corp. 5.38%, 2/1/2028 (a)	2,179	2,065
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	5,642	4,542
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,908	3,567
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	5,060	4,749
4.75%, 1/15/2028 (a)	18,340	16,814
3.38%, 1/15/2031 (a)	2,798	2,186
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,618	1,518
		97,437

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 0.0% ^
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,402	884
3.63%, 10/1/2031 (a)	1,779	1,036
		1,920
Chemicals — 2.6%
Avient Corp. 7.13%, 8/1/2030 (a)	3,049	3,078
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	10,023	9,471
3.38%, 2/15/2029 (a)	7,162	6,136
Chemours Co. (The)
5.75%, 11/15/2028 (a)	11,832	10,416
4.63%, 11/15/2029 (a)	7,755	6,277
CVR Partners LP 6.13%, 6/15/2028 (a)	4,512	3,916
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,018	6,142
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,683	1,658
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,500	1,376
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	1,832	1,792
5.25%, 6/1/2027 (a)	16,906	15,258
4.25%, 5/15/2029 (a)	3,907	3,218
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	7,127	6,076
4.00%, 4/1/2031	10,236	8,127
4.38%, 2/1/2032	5,788	4,625
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	14,059	11,072
5.13%, 4/1/2029 (a)	7,239	3,917
Venator Finance Sarl 9.50%, 7/1/2025 (a)	6,750	4,725
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	6,554	6,079
5.63%, 8/15/2029 (a)	2,373	1,970
		115,329
Commercial Services & Supplies — 3.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	12,145	10,232
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,309	6,377
4.88%, 7/15/2032 (a)	10,447	8,899
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	1,944	1,826
9.75%, 7/15/2027 (a)	600	526
4.63%, 6/1/2028 (a)	8,460	6,964
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	4,934	4,285
4.75%, 10/15/2029 (a)	3,913	3,516
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	9,420	8,903
Brink's Co. (The) 4.63%, 10/15/2027 (a)	13,818	12,886

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
CoreCivic, Inc. 8.25%, 4/15/2026	9,068	9,070
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	7,425	6,781
9.50%, 11/1/2027 (a)	620	580
6.00%, 6/1/2029 (a)	7,555	6,014
GFL Environmental, Inc. (Canada)
4.00%, 8/1/2028 (a)	6,187	5,525
4.75%, 6/15/2029 (a)	11,045	10,028
4.38%, 8/15/2029 (a)	3,940	3,497
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	5,460
Madison IAQ LLC
4.13%, 6/30/2028 (a)	3,056	2,641
5.88%, 6/30/2029 (a)	11,346	8,637
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	5,913	5,785
3.38%, 8/31/2027 (a)	4,974	4,366
Stericycle, Inc. 3.88%, 1/15/2029 (a)	5,766	5,085
		137,883
Communications Equipment — 1.0%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	2,308	2,169
5.00%, 3/15/2027 (a)	5,820	3,915
CommScope, Inc.
6.00%, 3/1/2026 (a)	13,001	12,208
8.25%, 3/1/2027 (a)	12,375	9,708
7.13%, 7/1/2028 (a)	3,294	2,215
4.75%, 9/1/2029 (a)	17,399	13,704
		43,919
Construction & Engineering — 0.8%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,056	8,178
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,383	5,266
7.50%, 4/15/2032 (a)	4,780	4,031
MasTec, Inc. 4.50%, 8/15/2028 (a)	13,701	12,616
Pike Corp. 5.50%, 9/1/2028 (a)	7,639	6,818
		36,909
Consumer Finance — 3.2%
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	3,125	3,004
5.13%, 6/16/2025	10,875	10,543
3.38%, 11/13/2025	7,810	7,203
4.39%, 1/8/2026	13,202	12,414
6.95%, 3/6/2026	3,018	3,024
(SOFR + 2.95%), 8.07%, 3/6/2026 (e)	2,800	2,788
4.54%, 8/1/2026	19,918	18,627
4.27%, 1/9/2027	13,763	12,627

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.13%, 8/17/2027	13,460	12,159
3.82%, 11/2/2027	13,242	11,750
2.90%, 2/16/2028	4,775	4,032
6.80%, 5/12/2028	4,446	4,400
2.90%, 2/10/2029	9,765	7,938
4.00%, 11/13/2030	5,103	4,288
ILFC E-Capital Trust II 6.80%, 12/21/2065 (a) (g)	21,298	14,323
OneMain Finance Corp.
6.13%, 3/15/2024	1,700	1,661
6.88%, 3/15/2025	553	533
7.13%, 3/15/2026	10,141	9,696
3.50%, 1/15/2027	2,664	2,218
6.63%, 1/15/2028	725	656
4.00%, 9/15/2030	1,427	1,053
		144,937
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	550	510
4.63%, 1/15/2027 (a)	4,175	3,970
5.88%, 2/15/2028 (a)	485	474
3.50%, 3/15/2029 (a)	12,165	10,577
4.88%, 2/15/2030 (a)	4,525	4,140
New Albertsons LP
7.75%, 6/15/2026	2,278	2,295
6.63%, 6/1/2028	1,704	1,619
7.45%, 8/1/2029	3,130	3,177
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	8,683	8,349
4.25%, 8/1/2029 (a)	9,838	8,686
Rite Aid Corp.
7.50%, 7/1/2025 (a)	9,639	6,563
8.00%, 11/15/2026 (a)	16,020	8,399
US Foods, Inc.
4.75%, 2/15/2029 (a)	1,085	989
4.63%, 6/1/2030 (a)	4,670	4,204
		63,952
Containers & Packaging — 2.2%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	305
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	29,110	24,439
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,888	3,296
LABL, Inc.
6.75%, 7/15/2026 (a)	13,925	13,386
10.50%, 7/15/2027 (a)	577	538
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	27,295	27,053
9.25%, 4/15/2027 (a)	10,464	9,550

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,395	3,391
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,702	5,904
TriMas Corp. 4.13%, 4/15/2029 (a)	5,856	5,199
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (h)	2,503	2,378
8.50%, 8/15/2027 (a) (h)	4,212	3,966
		99,405
Distributors — 0.2%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	4,300	3,922
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	2,238	2,264
7.75%, 3/15/2031 (a)	3,729	3,887
		10,073
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	2,400	1,998
Diversified REITs — 1.3%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	15,835
5.75%, 2/1/2027 (a)	25,144	24,807
3.75%, 2/15/2027 (a)	7,841	7,261
3.88%, 2/15/2029 (a)	6,328	5,592
4.63%, 12/1/2029 (a)	4,491	4,093
		57,588
Diversified Telecommunication Services — 7.7%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	10,074	6,019
6.00%, 2/15/2028 (a)	3,390	1,678
Altice France SA (France)
5.50%, 1/15/2028 (a)	230	175
5.13%, 7/15/2029 (a)	11,567	8,237
5.50%, 10/15/2029 (a)	5,059	3,671
CCO Holdings LLC
5.13%, 5/1/2027 (a)	49,739	46,074
5.00%, 2/1/2028 (a)	35,646	32,396
5.38%, 6/1/2029 (a)	12,085	10,877
4.75%, 3/1/2030 (a)	40,092	33,812
4.50%, 8/15/2030 (a)	11,361	9,352
4.25%, 2/1/2031 (a)	24,373	19,524
4.75%, 2/1/2032 (a)	2,621	2,100
4.25%, 1/15/2034 (a)	7,035	5,205
Embarq Corp. 8.00%, 6/1/2036	11,178	5,561
ESC Co., Escrow
5.50%, 8/1/2023 ‡ (i)	29,162	3
8.50%, 10/15/2024 ‡ (i)	40,649	4
9.75%, 7/15/2025 ‡ (i)	8,659	1

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	6,035	5,379
5.00%, 5/1/2028 (a)	17,655	14,787
6.75%, 5/1/2029 (a)	1,916	1,413
5.88%, 11/1/2029	1,550	1,085
6.00%, 1/15/2030 (a)	1,521	1,067
8.75%, 5/15/2030 (a)	734	686
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	51,199	47,098
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	6,029	3,767
4.25%, 7/1/2028 (a)	8,590	4,942
3.63%, 1/15/2029 (a)	4,456	2,407
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	17,935	10,985
4.00%, 2/15/2027 (a)	24,513	16,039
Series G, 6.88%, 1/15/2028	3,893	1,673
4.50%, 1/15/2029 (a)	3,305	1,314
5.38%, 6/15/2029 (a)	6,750	2,919
Sprint Capital Corp. 8.75%, 3/15/2032	26,118	31,731
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	2,364	2,061
6.00%, 9/30/2034	1,580	1,329
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	12,997	10,801
		346,172
Electric Utilities — 0.6%
NRG Energy, Inc.
5.75%, 1/15/2028	7,174	6,822
3.38%, 2/15/2029 (a)	2,514	2,073
5.25%, 6/15/2029 (a)	4,875	4,396
3.88%, 2/15/2032 (a)	4,065	3,156
7.00%, 3/15/2033 (a)	3,490	3,521
PG&E Corp. 5.00%, 7/1/2028	6,815	6,286
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	464	404
		26,658
Electrical Equipment — 0.8%
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	3,650	3,658
6.05%, 4/15/2028 (a)	7,435	7,348
6.30%, 2/15/2030 (a)	3,154	3,147
6.40%, 4/15/2033 (a)	4,412	4,364
Sensata Technologies BV
4.00%, 4/15/2029 (a)	15,439	13,753
5.88%, 9/1/2030 (a)	2,730	2,636
		34,906

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC 4.25%, 4/1/2028	5,750	5,314
Coherent Corp. 5.00%, 12/15/2029 (a)	16,396	14,581
		19,895
Energy Equipment & Services — 1.0%
Archrock Partners LP
6.88%, 4/1/2027 (a)	5,032	4,808
6.25%, 4/1/2028 (a)	2,760	2,560
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	2,835	2,583
Nabors Industries, Inc. 5.75%, 2/1/2025	7,105	6,787
Noble Finance II LLC 8.00%, 4/15/2030 (a)	72	73
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	8,590	8,455
6.88%, 1/15/2029 (a)	1,673	1,498
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (b)	11,063	5
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	9,566	9,338
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,490	1,509
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,295	2,294
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,214	3,191
		43,101
Entertainment — 1.3%
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (a) (b)	5,825	3,708
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	2,829	2,878
5.25%, 7/15/2028 (a)	3,495	3,059
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	6,970	6,846
5.63%, 3/15/2026 (a)	10,421	10,183
6.50%, 5/15/2027 (a)	14,438	14,463
4.75%, 10/15/2027 (a)	14,713	13,628
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	5,640	4,850
		59,615
Financial Services — 0.7%
Block, Inc.
2.75%, 6/1/2026	2,960	2,664
3.50%, 6/1/2031	3,157	2,578
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	4,953	4,284
5.13%, 12/15/2030 (a)	5,902	4,757
5.75%, 11/15/2031 (a)	6,960	5,652
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	3,874	3,385
3.63%, 3/1/2029 (a)	4,876	4,021
4.00%, 10/15/2033 (a)	685	516
Sabre GLBL, Inc. 7.38%, 9/1/2025 (a)	4,725	3,996
		31,853

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — 0.6%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	8,170	7,275
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	565	545
5.50%, 12/15/2029 (a)	12,447	11,572
4.63%, 4/15/2030 (a)	10,251	8,977
		28,369
Gas Utilities — 0.2%
AmeriGas Partners LP
5.88%, 8/20/2026	3,007	2,796
5.75%, 5/20/2027	2,153	1,950
9.38%, 6/1/2028 (a)	3,599	3,599
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	2,992	2,619
		10,964
Ground Transportation — 1.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	8,257	7,747
4.75%, 4/1/2028 (a)	5,760	5,135
5.38%, 3/1/2029 (a)	8,907	8,022
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	6,800	6,239
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	5,228	4,662
5.00%, 12/1/2029 (a)	13,031	10,462
Hertz Corp. (The), Escrow
5.50%, 10/15/2024	6,563	164
6.00%, 1/15/2028	20,858	1,460
Hertz Corp., Escrow 7.13%, 8/1/2026	22,954	1,607
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,326	2,056
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	5,613	5,758
4.50%, 8/15/2029 (a)	6,195	5,651
XPO, Inc. 6.25%, 6/1/2028 (a)	3,830	3,769
		62,732
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	12,341	11,415
Hologic, Inc. 3.25%, 2/15/2029 (a)	3,662	3,198
Medline Borrower LP
3.88%, 4/1/2029 (a)	18,701	16,129
5.25%, 10/1/2029 (a)	9,784	8,371
		39,113
Health Care Providers & Services — 5.2%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,677
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	11,080	10,532
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,184	5,256
Centene Corp. 4.63%, 12/15/2029	26,793	24,848

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	13,850	12,932
5.63%, 3/15/2027 (a)	3,815	3,266
6.00%, 1/15/2029 (a)	4,330	3,491
6.13%, 4/1/2030 (a)	3,732	2,016
5.25%, 5/15/2030 (a)	11,657	8,756
4.75%, 2/15/2031 (a)	4,155	2,985
DaVita, Inc.
4.63%, 6/1/2030 (a)	9,705	8,312
3.75%, 2/15/2031 (a)	19,541	15,503
Encompass Health Corp.
4.50%, 2/1/2028	19,086	17,581
4.75%, 2/1/2030	3,890	3,543
4.63%, 4/1/2031	3,642	3,180
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	10,925	55
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	12,075	8,159
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	10,359	8,494
6.63%, 4/1/2030 (a)	3,863	3,482
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	6,010	1,653
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	4,096	2,735
Tenet Healthcare Corp.
4.88%, 1/1/2026	35,566	34,404
6.25%, 2/1/2027	20,360	20,056
5.13%, 11/1/2027	18,376	17,560
6.13%, 6/15/2030 (a)	6,385	6,171
6.75%, 5/15/2031 (a)	7,841	7,833
		234,480
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	3,237	3,148
5.00%, 5/15/2027 (a)	4,261	4,098
6.50%, 5/15/2030 (a)	2,503	2,545
		9,791
Hotel & Resort REITs — 0.6%
RHP Hotel Properties LP
4.75%, 10/15/2027	21,206	19,647
4.50%, 2/15/2029 (a)	6,648	5,878
		25,525
Hotels, Restaurants & Leisure — 4.8%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	16,456	14,127
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	7,397	6,607
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	14,045	14,003
8.13%, 7/1/2027 (a)	6,833	6,963
4.63%, 10/15/2029 (a)	3,922	3,381

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp.
10.50%, 2/1/2026 (a)	1,818	1,889
5.75%, 3/1/2027 (a)	11,204	9,591
9.88%, 8/1/2027 (a)	600	619
4.00%, 8/1/2028 (a)	6,020	5,250
6.00%, 5/1/2029 (a)	1,919	1,595
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	5,553	6,011
Cedar Fair LP
5.38%, 4/15/2027	1,660	1,583
5.25%, 7/15/2029	8,310	7,639
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,937	1,910
3.75%, 5/1/2029 (a)	1,292	1,140
4.88%, 1/15/2030	5,025	4,672
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	4,792	4,653
International Game Technology plc 6.50%, 2/15/2025 (a)	530	532
IRB Holding Corp. 7.00%, 6/15/2025 (a)	1,810	1,814
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	8,221	7,044
MGM Resorts International
6.75%, 5/1/2025	2,005	2,013
5.75%, 6/15/2025	1,241	1,232
4.63%, 9/1/2026	14,278	13,495
5.50%, 4/15/2027	3,010	2,882
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	6,261	6,618
11.63%, 8/15/2027 (a)	10,188	11,072
8.25%, 1/15/2029 (a)	5,292	5,568
9.25%, 1/15/2029 (a)	5,307	5,642
7.25%, 1/15/2030 (a)	4,366	4,405
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	3,439	3,250
7.25%, 5/15/2031 (a)	3,155	3,033
Station Casinos LLC 4.50%, 2/15/2028 (a)	15,917	14,164
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	12,128	12,158
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	14,364	14,083
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	10,225	9,124
Yum! Brands, Inc.
3.63%, 3/15/2031	4,105	3,507
4.63%, 1/31/2032	3,778	3,436
		216,705
Household Durables — 0.8%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	11,224	9,902
Newell Brands, Inc.
4.70%, 4/1/2026 (h)	6,703	6,217
6.38%, 9/15/2027	4,876	4,638
6.63%, 9/15/2029	1,156	1,091

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	10,182	8,664
3.88%, 10/15/2031 (a)	5,226	4,180
		34,692
Household Products — 1.3%
Central Garden & Pet Co.
4.13%, 10/15/2030	11,446	9,601
4.13%, 4/30/2031 (a)	775	638
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,445	3,311
4.75%, 6/15/2028 (a)	17,006	15,127
4.38%, 3/31/2029 (a)	13,895	11,898
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	4,874	4,350
5.50%, 7/15/2030 (a)	14,429	13,203
3.88%, 3/15/2031 (a)	2,802	2,289
		60,417
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.63%, 2/1/2029 (a)	2,144	1,813
5.00%, 2/1/2031 (a)	760	613
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (c) (d) (e)	6,765	5,951
		8,377
IT Services — 0.7%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	7,045	5,724
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	4,808	4,071
6.13%, 12/1/2028 (a)	1,874	1,622
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	3,231	2,895
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,830	8,037
Gartner, Inc.
4.50%, 7/1/2028 (a)	151	142
3.63%, 6/15/2029 (a)	4,830	4,292
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,790	4,477
		31,260
Leisure Products — 0.3%
Mattel, Inc. 5.88%, 12/15/2027 (a)	3,462	3,374
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	12,339	10,106
		13,480
Life Sciences Tools & Services — 0.1%
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	5,944	5,751
Machinery — 0.4%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,017	2,702

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	3,008	3,038
9.50%, 1/1/2031 (a)	1,025	1,072
Hillenbrand, Inc. 5.00%, 9/15/2026 (h)	1,165	1,125
Terex Corp. 5.00%, 5/15/2029 (a)	7,660	7,098
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,435	4,728
		19,763
Media — 8.1%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	253	198
5.75%, 8/15/2029 (a)	6,923	5,279
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	20,880	574
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	16,579	14,615
7.75%, 4/15/2028 (a)	8,220	6,124
7.50%, 6/1/2029 (a)	12,627	8,993
CSC Holdings LLC
5.38%, 2/1/2028 (a)	14,132	11,118
7.50%, 4/1/2028 (a)	4,109	2,226
11.25%, 5/15/2028 (a)	3,256	3,085
6.50%, 2/1/2029 (a)	12,630	9,944
5.75%, 1/15/2030 (a)	9,998	4,403
4.50%, 11/15/2031 (a)	7,710	5,361
Diamond Sports Group LLC 5.38%, 8/15/2026 (a) (i)	8,271	348
Directv Financing LLC 5.88%, 8/15/2027 (a)	7,244	6,381
DISH DBS Corp.
5.88%, 11/15/2024	43,518	37,273
7.75%, 7/1/2026	19,813	11,368
5.25%, 12/1/2026 (a)	26,075	20,597
5.75%, 12/1/2028 (a)	4,317	3,131
DISH Network Corp. 11.75%, 11/15/2027 (a)	20,703	19,815
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	3,128	2,604
GCI LLC 4.75%, 10/15/2028 (a)	16,567	13,987
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	4,027	2,562
Gray Television, Inc.
7.00%, 5/15/2027 (a)	15,483	12,751
4.75%, 10/15/2030 (a)	1,221	791
iHeartCommunications, Inc.
6.38%, 5/1/2026	6,717	5,099
8.38%, 5/1/2027	17,742	10,009
5.25%, 8/15/2027 (a)	9,055	6,359
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	623
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,305	4,523
Midcontinent Communications 5.38%, 8/15/2027 (a)	6,373	5,938
National CineMedia LLC 5.88%, 4/15/2028 (a)	6,030	1,951
News Corp.
3.88%, 5/15/2029 (a)	6,591	5,787

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.13%, 2/15/2032 (a)	2,220	2,020
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	25,524	23,418
4.75%, 11/1/2028 (a)	12,311	10,388
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	4,906	3,778
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	12,905	11,701
4.00%, 7/15/2028 (a)	8,616	7,215
5.50%, 7/1/2029 (a)	35,034	30,581
4.13%, 7/1/2030 (a)	1,942	1,527
Stagwell Global LLC 5.63%, 8/15/2029 (a)	9,171	7,871
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	1,620	1,534
4.50%, 5/1/2029 (a)	2,688	2,257
7.38%, 6/30/2030 (a)	6,458	6,004
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	1,890	1,658
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	11,273	10,874
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,817	1,445
		366,088
Metals & Mining — 1.7%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	6,842	6,678
6.13%, 5/15/2028 (a)	4,505	4,421
Arconic Corp.
6.00%, 5/15/2025 (a)	3,765	3,775
6.13%, 2/15/2028 (a)	13,889	14,019
ATI, Inc.
5.88%, 12/1/2027	7,169	6,829
4.88%, 10/1/2029	3,082	2,735
5.13%, 10/1/2031	2,310	2,026
Big River Steel LLC 6.63%, 1/31/2029 (a)	9,200	9,131
Carpenter Technology Corp.
6.38%, 7/15/2028	6,581	6,343
7.63%, 3/15/2030	1,513	1,521
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	8,550	7,597
6.75%, 4/15/2030 (a)	3,744	3,536
Novelis Corp.
4.75%, 1/30/2030 (a)	4,547	4,035
3.88%, 8/15/2031 (a)	1,534	1,260
United States Steel Corp. 6.88%, 3/1/2029	764	738
		74,644
Oil, Gas & Consumable Fuels — 8.7%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	8,938	9,059
5.75%, 3/1/2027 (a)	5,255	5,035

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.75%, 1/15/2028 (a)	7,874	7,510
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,943	5,126
7.63%, 2/1/2029 (a)	3,522	3,583
5.38%, 3/1/2030 (a)	2,802	2,576
Baytex Energy Corp. (Canada)
8.75%, 4/1/2027 (a)	9,164	9,260
8.50%, 4/30/2030 (a)	7,860	7,682
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	4,070	4,115
Buckeye Partners LP
4.13%, 3/1/2025 (a)	2,835	2,694
4.13%, 12/1/2027	2,953	2,584
4.50%, 3/1/2028 (a)	6,011	5,289
California Resources Corp. 7.13%, 2/1/2026 (a)	9,224	9,362
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,208	4,887
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	2,474	2,406
6.75%, 4/15/2029 (a)	13,114	12,822
Chord Energy Corp. 6.38%, 6/1/2026 (a)	10,555	10,397
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,540	1,275
CNX Resources Corp.
6.00%, 1/15/2029 (a)	2,964	2,737
7.38%, 1/15/2031 (a)	3,105	2,989
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	15,608	13,641
5.88%, 1/15/2030 (a)	3,941	3,286
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	6,281	6,081
Crestwood Midstream Partners LP
5.75%, 4/1/2025	9,094	8,920
8.00%, 4/1/2029 (a)	9,781	9,833
7.38%, 2/1/2031 (a)	2,495	2,449
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	6,226	5,399
4.38%, 6/15/2031 (a)	2,462	2,071
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	11,130	10,226
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	3,981	3,956
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 8.98%, 7/10/2023 (c) (d) (e)	7,226	5,975
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	1,397	1,382
4.13%, 12/1/2026	1,555	1,430
7.50%, 6/1/2027 (a)	3,980	4,004
6.50%, 7/1/2027 (a)	5,285	5,163
4.50%, 1/15/2029 (a)	6,778	5,922
7.50%, 6/1/2030 (a)	2,783	2,797
4.75%, 1/15/2031 (a)	7,073	6,070
Genesis Energy LP
6.25%, 5/15/2026	5,665	5,381

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
8.00%, 1/15/2027	2,125	2,070
7.75%, 2/1/2028	3,256	3,130
8.88%, 4/15/2030	3,930	3,865
Gulfport Energy Corp.
8.00%, 5/17/2026	4,317	4,307
8.00%, 5/17/2026 (a)	9,001	8,978
Gulfport Energy Operating Corp., Escrow
6.00%, 10/15/2024	10,250	6
6.38%, 5/15/2025	1,796	1
6.38%, 1/15/2026	8,845	6
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	4,965	4,872
4.25%, 2/15/2030 (a)	4,332	3,754
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	1,173	1,096
5.75%, 2/1/2029 (a)	1,070	968
6.00%, 4/15/2030 (a)	2,773	2,500
6.25%, 4/15/2032 (a)	2,307	2,064
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	5,425	4,998
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	2,389	2,264
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	2,926	2,796
NuStar Logistics LP
5.75%, 10/1/2025	922	900
6.00%, 6/1/2026	2,880	2,795
5.63%, 4/28/2027	7,093	6,714
Occidental Petroleum Corp.
8.50%, 7/15/2027	1,167	1,278
6.38%, 9/1/2028	2,710	2,789
8.88%, 7/15/2030	9,323	10,744
6.63%, 9/1/2030	4,677	4,876
6.13%, 1/1/2031	2,471	2,511
Range Resources Corp.
8.25%, 1/15/2029	8,857	9,224
4.75%, 2/15/2030 (a)	6,838	6,179
SM Energy Co.
5.63%, 6/1/2025	1,245	1,201
6.75%, 9/15/2026	2,970	2,867
6.63%, 1/15/2027	4,338	4,169
6.50%, 7/15/2028	1,862	1,746
Southwestern Energy Co.
8.38%, 9/15/2028	6,200	6,462
5.38%, 2/1/2029	1,611	1,500
5.38%, 3/15/2030	6,516	5,989
4.75%, 2/1/2032	948	820
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (a) (h)	4,106	3,912
Sunoco LP
4.50%, 5/15/2029	1,433	1,276

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.50%, 4/30/2030	9,638	8,454
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	14,519	14,483
6.00%, 3/1/2027 (a)	1,615	1,510
6.00%, 12/31/2030 (a)	4,310	3,744
6.00%, 9/1/2031 (a)	7,682	6,533
Targa Resources Partners LP
5.50%, 3/1/2030	1,860	1,787
4.88%, 2/1/2031	7,082	6,516
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	7,926	7,966
		391,994
Paper & Forest Products — 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (a)	4,045	2,568
Passenger Airlines — 0.9%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	14,028	13,767
5.75%, 4/20/2029 (a)	15,705	15,049
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	5,090	5,081
United Airlines, Inc. 4.38%, 4/15/2026 (a)	5,531	5,233
VistaJet Malta Finance plc (Switzerland) 6.38%, 2/1/2030 (a)	3,247	2,582
		41,712
Personal Care Products — 0.5%
Coty, Inc.
5.00%, 4/15/2026 (a)	5,409	5,195
4.75%, 1/15/2029 (a)	4,025	3,695
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	8,965	8,382
4.13%, 4/1/2029 (a)	3,577	3,085
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	2,516	2,403
		22,760
Pharmaceuticals — 3.8%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	34,389	28,371
8.50%, 1/31/2027 (a)	4,545	2,386
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	37,327	33,130
9.00%, 12/15/2025 (a)	32,496	27,663
5.00%, 1/30/2028 (a)	5,505	2,419
4.88%, 6/1/2028 (a)	12,360	7,454
5.00%, 2/15/2029 (a)	10,285	4,476
6.25%, 2/15/2029 (a)	5,466	2,437
5.25%, 1/30/2030 (a)	8,054	3,425
5.25%, 2/15/2031 (a)	8,085	3,436
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	3,674	3,340

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
3.13%, 2/15/2029 (a)	1,654	1,346
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	2,946	2,819
Endo Dac
5.88%, 10/15/2024 (a) (h)	5,067	3,704
9.50%, 7/31/2027 (a) (i)	5,416	298
6.00%, 6/30/2028 (a) (i)	4,621	254
Endo Luxembourg Finance Co. I SARL
6.13%, 4/1/2029 (a) (h) (i)	4,515	3,292
6.13%, 4/1/2029 (a) (h)	3,055	2,228
Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,781	1,596
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a)	17,610	13,031
10.00%, 6/15/2029 (a)	5,503	1,962
Organon & Co.
4.13%, 4/30/2028 (a)	11,933	10,623
5.13%, 4/30/2031 (a)	6,966	5,911
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (h) (i)	7,307	5,397
		170,998
Professional Services — 0.0% ^
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	2,244	1,955
Real Estate Management & Development — 0.2%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,337	1,050
Realogy Group LLC 5.25%, 4/15/2030 (a)	10,943	7,591
		8,641
Semiconductors & Semiconductor Equipment — 1.1%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	7,669	6,710
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	8,287	7,748
5.95%, 6/15/2030 (a)	6,927	6,673
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,124	6,547
3.63%, 5/1/2029 (a)	5,818	5,021
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	14,750	13,320
Synaptics, Inc. 4.00%, 6/15/2029 (a)	3,950	3,308
		49,327
Software — 1.4%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,540	3,496
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,258	3,507
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	6,876	6,154
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	4,395	3,883
4.88%, 7/1/2029 (a)	4,882	4,193
NCR Corp.
5.75%, 9/1/2027 (a)	10,740	10,682
5.00%, 10/1/2028 (a)	3,960	3,481

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
5.13%, 4/15/2029 (a)	6,057	5,298
6.13%, 9/1/2029 (a)	8,610	8,539
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	14,378	13,724
		62,957
Specialized REITs — 0.3%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	3,844	3,519
4.88%, 9/15/2029 (a)	5,670	5,057
4.50%, 2/15/2031 (a)	4,401	3,748
SBA Communications Corp. 3.13%, 2/1/2029	325	274
		12,598
Specialty Retail — 2.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,416	4,028
4.63%, 11/15/2029 (a)	6,483	5,714
4.75%, 3/1/2030	1,685	1,476
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,313	4,110
6.88%, 11/1/2035	331	300
6.75%, 7/1/2036	2,199	1,963
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	4,527	3,185
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	6,570	5,660
PetSmart, Inc.
4.75%, 2/15/2028 (a)	14,279	13,211
7.75%, 2/15/2029 (a)	6,731	6,535
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	6,233	5,157
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	6,229	5,496
6.13%, 7/1/2029 (a)	3,971	3,288
6.00%, 12/1/2029 (a)	8,220	6,750
Staples, Inc.
7.50%, 4/15/2026 (a)	25,587	21,032
10.75%, 4/15/2027 (a)	15,104	9,261
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,530	3,917
		101,083
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	4,154	4,248
8.50%, 7/15/2031 (a)	1,040	1,065
		5,313
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	2,330	2,330
Trading Companies & Distributors — 1.0%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,525	3,347
Imola Merger Corp. 4.75%, 5/15/2029 (a)	15,632	13,447

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
United Rentals North America, Inc.
4.88%, 1/15/2028	3,770	3,597
5.25%, 1/15/2030	6,415	6,080
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	7,555	7,610
7.25%, 6/15/2028 (a)	10,930	11,172
		45,253
Wireless Telecommunication Services — 0.7%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	605	559
Sprint LLC
7.13%, 6/15/2024	4,175	4,218
7.63%, 2/15/2025	10,268	10,520
7.63%, 3/1/2026	14,074	14,714
United States Cellular Corp. 6.70%, 12/15/2033	4,343	3,571
		33,582
Total Corporate Bonds (Cost $4,407,657)		3,901,555
Loan Assignments — 6.2% (e) (j)
Automobile Components — 0.2%
DexKo Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 10/4/2028	9,960	9,399
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.66%, 3/31/2028	7,208	6,820
Broadline Retail — 0.1%
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 10.27%, 9/25/2026	5,704	3,265
Building Products — 0.2%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 9.41%, 5/17/2028	10,629	8,624
Chemicals — 0.2%
Ineos US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 2/18/2030	5,900	5,845
Venator Materials Corp., 1st Lien New Dip Term Loan (3-MONTH CME TERM SOFR + 10.00%), 10.00%, 9/14/2023	1,645	1,653
		7,498
Commercial Services & Supplies — 0.2%
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 8.30%, 6/21/2028	7,588	7,256
Consumer Staples Distribution & Retail — 0.5%
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50%), 14.46%, 12/31/2026	6,959	4,871
Moran Foods, LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.55%, 6/30/2026 ‡	2,148	2,149
Moran Foods, LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026	14,403	12,963
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 ‡	4,082	3,265
		23,248
Containers & Packaging — 0.5%
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.27%, 8/4/2027	12,886	12,546
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.25%, 10/29/2028	8,134	7,911
		20,457

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Telecommunication Services — 0.1%
Numericable U.S. LLC, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 10.49%, 8/15/2028	6,959	5,788
Ground Transportation — 0.3%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 8.14%, 7/21/2028	7,691	7,135
First Student Bidco, Inc., 1st Lien Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 8.14%, 7/21/2028	2,875	2,667
(3-MONTH CME TERM SOFR + 4.00%), 9.00%, 7/21/2028	417	400
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.00%, 7/21/2028	5,985	5,738
		15,940
Health Care Equipment & Supplies — 0.1%
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 8.40%, 10/23/2028	4,800	4,648
Health Care Providers & Services — 0.4%
Envision Healthcare Corp., 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 3.75%), 8.65%, 3/31/2027	11,737	99
(3-MONTH CME TERM SOFR + 4.25%), 9.15%, 3/31/2027	4,803	699
Parexel International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 8.40%, 11/15/2028	9,163	8,852
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 10.02%, 6/26/2026	13,650	7,130
		16,780
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 10/18/2027	2,565	2,419
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 11.66%, 7/12/2023	4,262	2,003
		4,422
Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (i)	3,701	403
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.27%, 12/15/2026	14,405	13,365
		13,768
Machinery — 0.4%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.75%, 4/5/2029	4,520	4,269
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (Germany) (ICE LIBOR USD 6 Month + 3.50%), 8.60%, 7/30/2027	9,736	9,376
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 8.15%, 3/28/2025	3,984	3,769
		17,414
Media — 0.6%
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.81%, 8/21/2026	3,980	3,738
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.56%, 1/18/2028	600	529
DirectV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 10.15%, 8/2/2027 (k) (l)	14,551	13,783
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 8.15%, 5/1/2026	12,331	9,616
		27,666
Passenger Airlines — 0.1%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 10.00%, 4/20/2028 (k) (l)	5,350	5,367
Personal Care Products — 0.5%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 10/1/2026	25,518	24,859
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (6-MONTH SOFR + 3.10%), 6.61%, 2/1/2029	3,474	3,300

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 9.07%, 12/1/2027	4,691	4,568
Specialty Retail — 1.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.90%, 10/19/2027 (k) (l)	700	687
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.75%, 12/18/2026 (m)	13,038	12,044
Petco Health and Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.41%, 3/3/2028	12,001	11,746
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 8.52%, 12/28/2027	5,588	5,227
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 9.65%, 12/22/2025	19,826	12,689
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 12.27%, 8/10/2023	12,878	7,046
		49,439
Total Loan Assignments (Cost $321,810)		280,526
	SHARES (000)
Common Stocks — 2.0%
Broadline Retail — 0.1%
Moran Foods Backstop Equity ‡ *	616	1,539
MYT Holding LLC ‡ *	5,623	2,671
		4,210
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	300	—
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc. *	251	3,733
Energy Equipment & Services — 0.0% ^
Telford Offshore Holdings Ltd. (Cayman Islands) ‡ *	367	—
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡	7,076	18
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. *	2,312	2,843
iHeartMedia, Inc., Class A *	273	647
		3,490
Oil, Gas & Consumable Fuels — 0.6%
Chesapeake Energy Corp.	82	6,198
Chord Energy Corp.	58	8,229
EP Energy Corp. ‡ *	296	2,220
Gulfport Energy Corp. *	127	12,320
		28,967
Pharmaceuticals — 0.0% ^
Mallinckrodt plc *	193	532
Professional Services — 0.3%
NMG, Inc. ‡ *	89	11,651
Specialized REITs — 0.3%
VICI Properties, Inc.	393	12,150

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ *	17	5,011
Wireless Telecommunication Services — 0.4%
Intelsat SA (Luxembourg) ‡ *	748	19,441
Total Common Stocks (Cost $89,309)		89,203
Convertible Preferred Stocks — 0.7%
Specialty Retail — 0.7%
Claire's Stores, Inc. ‡ * (Cost $3,724)	14	31,443
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.7%
Media — 0.6%
DISH Network Corp.
2.38%, 3/15/2024	13,085	11,286
Zero Coupon, 12/15/2025	7,845	3,589
3.38%, 8/15/2026	18,645	8,368
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	610
3.75%, 2/15/2030	4,448	1,023
		24,876
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. 10.00% (Cash), 7/10/2023 ‡ (b) (c) (d)	1	5,122
Total Convertible Bonds (Cost $42,589)		29,998
	SHARES (000)
Preferred Stocks — 0.2%
Broadline Retail — 0.2%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477	10,950
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	358	—
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. ‡ *	—	499
Total Preferred Stocks (Cost $14,233)		11,449
	NO. OF RIGHTS (000)
Rights — 0.1%
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	157	2

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — continued
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., expiring 12/31/2049 ‡ *	2,823	3,600
Total Rights (Cost $2)		3,602
	NO. OF WARRANTS (000)
Warrants — 0.1%
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	14	103
Media — 0.1%
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	109	2,464
Total Warrants (Cost $1)		2,567
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.97% (n) (o) (Cost $77,149)	77,149	77,149
Total Investments — 98.4% (Cost $4,956,474)		4,427,492
Other Assets Less Liabilities — 1.6%		70,423
NET ASSETS — 100.0%		4,497,915

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
DIP	Debtor-in-Possession
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $11,484 or 0.26% of the Fund’s net assets as of May 31, 2023.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(i)	Defaulted security.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of May 31, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of May 31, 2023.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$4,210	$4,210
Communications Equipment	—	—	— (a)	— (a)
Diversified Telecommunication Services	3,733	—	—	3,733
Energy Equipment & Services	—	—	— (a)	— (a)
Financial Services	—	—	18	18
Media	3,490	—	—	3,490
Oil, Gas & Consumable Fuels	26,747	—	2,220	28,967
Pharmaceuticals	532	—	—	532
Professional Services	—	—	11,651	11,651
Specialized REITs	12,150	—	—	12,150
Specialty Retail	—	—	5,011	5,011
Wireless Telecommunication Services	—	—	19,441	19,441
Total Common Stocks	46,652	—	42,551	89,203
Convertible Bonds
Media	—	24,876	—	24,876
Oil, Gas & Consumable Fuels	—	—	5,122	5,122
Total Convertible Bonds	—	24,876	5,122	29,998
Convertible Preferred Stocks	—	—	31,443	31,443
Corporate Bonds
Aerospace & Defense	—	48,440	—	48,440
Automobile Components	—	196,085	—	196,085
Automobiles	—	9,678	—	9,678
Banks	—	35,170	—	35,170
Beverages	—	8,261	—	8,261
Biotechnology	—	10,340	—	10,340
Broadline Retail	—	24,809	—	24,809
Building Products	—	97,437	—	97,437
Capital Markets	—	1,920	—	1,920
Chemicals	—	115,329	—	115,329
Commercial Services & Supplies	—	137,883	—	137,883
Communications Equipment	—	43,919	—	43,919
Construction & Engineering	—	36,909	—	36,909
Consumer Finance	—	144,937	—	144,937
Consumer Staples Distribution & Retail	—	63,952	—	63,952
Containers & Packaging	—	99,405	—	99,405
Distributors	—	10,073	—	10,073
Diversified Consumer Services	—	1,998	—	1,998
Diversified REITs	—	57,588	—	57,588
Diversified Telecommunication Services	—	346,164	8	346,172
Electric Utilities	—	26,658	—	26,658
Electrical Equipment	—	34,906	—	34,906
Electronic Equipment, Instruments & Components	—	19,895	—	19,895
Energy Equipment & Services	—	43,101	—	43,101

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$—	$59,615	$—	$59,615
Financial Services	—	31,853	—	31,853
Food Products	—	28,369	—	28,369
Gas Utilities	—	10,964	—	10,964
Ground Transportation	—	62,732	—	62,732
Health Care Equipment & Supplies	—	39,113	—	39,113
Health Care Providers & Services	—	234,480	—	234,480
Health Care Technology	—	9,791	—	9,791
Hotel & Resort REITs	—	25,525	—	25,525
Hotels, Restaurants & Leisure	—	216,705	—	216,705
Household Durables	—	34,692	—	34,692
Household Products	—	60,417	—	60,417
Independent Power and Renewable Electricity Producers	—	8,377	—	8,377
IT Services	—	31,260	—	31,260
Leisure Products	—	13,480	—	13,480
Life Sciences Tools & Services	—	5,751	—	5,751
Machinery	—	19,763	—	19,763
Media	—	366,088	—	366,088
Metals & Mining	—	74,644	—	74,644
Oil, Gas & Consumable Fuels	—	391,994	—	391,994
Paper & Forest Products	—	2,568	—	2,568
Passenger Airlines	—	41,712	—	41,712
Personal Care Products	—	22,760	—	22,760
Pharmaceuticals	—	170,998	—	170,998
Professional Services	—	1,955	—	1,955
Real Estate Management & Development	—	8,641	—	8,641
Semiconductors & Semiconductor Equipment	—	49,327	—	49,327
Software	—	62,957	—	62,957
Specialized REITs	—	12,598	—	12,598
Specialty Retail	—	101,083	—	101,083
Technology Hardware, Storage & Peripherals	—	5,313	—	5,313
Textiles, Apparel & Luxury Goods	—	2,330	—	2,330
Trading Companies & Distributors	—	45,253	—	45,253
Wireless Telecommunication Services	—	33,582	—	33,582
Total Corporate Bonds	—	3,901,547	8	3,901,555
Loan Assignments
Automobile Components	—	9,399	—	9,399
Beverages	—	6,820	—	6,820
Broadline Retail	—	3,265	—	3,265
Building Products	—	8,624	—	8,624
Chemicals	—	7,498	—	7,498
Commercial Services & Supplies	—	7,256	—	7,256
Consumer Staples Distribution & Retail	—	17,834	5,414	23,248
Containers & Packaging	—	20,457	—	20,457
Diversified Telecommunication Services	—	5,788	—	5,788
Ground Transportation	—	15,940	—	15,940
Health Care Equipment & Supplies	—	4,648	—	4,648

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Providers & Services	$—	$16,780	$—	$16,780
IT Services	—	4,422	—	4,422
Leisure Products	—	13,365	403	13,768
Machinery	—	17,414	—	17,414
Media	—	27,666	—	27,666
Passenger Airlines	—	5,367	—	5,367
Personal Care Products	—	24,859	—	24,859
Semiconductors & Semiconductor Equipment	—	3,300	—	3,300
Software	—	4,568	—	4,568
Specialty Retail	—	49,439	—	49,439
Total Loan Assignments	—	274,709	5,817	280,526
Preferred Stocks	—	—	11,449	11,449
Rights	—	—	3,602	3,602
Warrants	—	—	2,567	2,567
Short-Term Investments
Investment Companies	77,149	—	—	77,149
Total Investments in Securities	$123,801	$4,201,132	$102,559	$4,427,492

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Investments in Securities:
Common Stocks	$45,294	$296	$(2,739)	$—	$—	$(300)	$—	$—	$42,551
Convertible Bonds	3,490	—	1,632	—	—	—	—	—	5,122
Convertible Preferred Stocks	29,715	—	1,728	—	—	—	—	—	31,443
Corporate Bonds	8	—	—	—	—	—	—	—	8
Loan Assignments	403	—	20	(20)	2,148	—	3,266	—	5,817
Preferred Stocks	12,406	—	(957)	—	—	—	—	—	11,449
Rights	3,601	—	1	—	—	—	—	—	3,602
Warrants	3,389	—	(822)	—	—	—	—	—	2,567
Total	$98,306	$296	$(1,137)	$(20)	$2,148	$(300)	$3,266	$—	$102,559

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(1,137).
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18	Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 ($0.00)
	- (b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	18
	499	Term of Restructuring	Liquidation Preference	71.43x (71.43x)
	- (b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	499
	5,122	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	5,122
	2,552	Term of Restructuring	Expected Recovery	10.90% - 100.00% (85.91%)

Loan Assignments	2,552
	2	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)

Rights	2
Total	$8,193

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At May 31 2023, the value of these investments was $ 94,366. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.97% (a) (b)	$12,389	$322,991	$258,231	$—	$—	$77,149	77,149	$962	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.